Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of statement [line items]
Balance at the beginning	$ 294,782	$ 110,179
Deferred during the year	428,511	344,200
Released to profit or loss	(300,612)	(159,597)
Balance at the end	422,681	294,782
Current portion	294,607	215,562
Non-current portion	128,074	79,220
Previously reported
Disclosure of statement [line items]
Balance at the beginning	$ 293,696	110,179
Deferred during the year		343,114
Released to profit or loss		(159,597)
Balance at the end		293,696
Current portion		214,711
Non-current portion		$ 78,985